--------------------------------------------------------------------------------

CORTLAND                                                     600 Fifth Avenue
TRUST, INC.                                                  New York, NY 10020
                                                             (212)830-5200

================================================================================





Dear Shareholder:


We are pleased to present the annual report of Cortland Trust, Inc. for the year ended March 31, 2002.

The Cortland General Money Market Fund had 154,603 shareholder accounts and net assets of $2,597,025,893 as of March 31, 2002.

As of March 31, 2002, the U.S. Government Fund had 7,852 shareholder accounts and net assets of $321,342,124.

As of March 31, 2002, the Municipal Money Market Fund had 3,898 shareholder accounts and net assets of $156,543,243.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff


Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 2002
================================================================================



                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Commercial Paper (30.76%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  Asset Securitization Cooperation                                 05/23/02    1.86%  $  24,933,194     P1       A1+
   15,000,000  Banco Santander, Puerto Rico                                     04/11/02    1.74      14,992,750     P1       A1+
  100,000,000  Bank of Montreal                                                 05/13/02    1.80      99,791,167     P1       A1+
   24,849,000  Caisse Centrale Desjardins Du Quebec                             06/03/02    1.89      24,767,247     P1       A1+
   23,000,000  California Finance Authority PCFA (Shell Oil) - Series 1998      04/01/02    1.92      23,000,000   VMIG-1     A1+
   50,000,000  Den Danske Corporation                                           04/18/02    1.64      49,961,514     P1       A1+
    7,750,000  General Electric Capital Corporation                             07/08/02    1.84       7,711,603     P1       A1+
   50,000,000  Intrepid Funding Master Trust                                    05/24/02    1.89      49,861,611     P1       A1+
  100,000,000  Lloyd's Bank PLC                                                 05/10/02    1.79      99,807,167     P1       A1+
    5,352,000  Long Lane Master Trust IV - Series A (i)                         04/11/02    1.83       5,349,294     P1       A1
   30,000,000  Long Lane Master Trust IV - Series A (i)                         04/15/02    1.86      29,978,300     P1       A1
   53,455,000  Long Lane Master Trust IV - Series A (i)                         05/10/02    1.89      53,346,130     P1       A1
   10,000,000  Long Lane Master Trust IV - Series A (i)                         05/13/02    1.88       9,978,183     P1       A1
   10,878,000  Long Lane Master Trust IV - Series A (i)                         05/20/02    1.90      10,850,016     P1       A1
   11,000,000  Nebraska Public Power - Series B                                 05/10/02    1.83      11,000,000     P1       A1
   25,000,000  Sigma Finance Corporation                                        04/16/02    2.28      24,976,458     P1       A1+
   25,000,000  Sigma Finance Corporation                                        05/29/02    1.91      24,923,875     P1       A1+
   15,000,000  Societe Generale North America                                   05/02/02    3.57      14,954,792     P1       A1+
   40,000,000  Societe Generale North America                                   06/10/02    1.85      39,857,667     P1       A1+
   35,000,000  Special Purpose Accounts Receivables                             05/09/02    1.88      34,930,914     P1       A1
   36,167,000  Special Purpose Accounts Receivables                             06/07/02    1.91      36,039,110     P1       A1
   15,000,000  State of Mississippi Taxable GO
               (Mississippi Major Economic Impact)                              03/14/03    2.75      15,004,826    MIG-1    SP-1+
   25,000,000  Steamboat Funding Corporation                                    04/10/02    1.84      24,988,500     P1       A1+
   20,100,000  The John Hopkins University - Series C                           04/04/02    1.84      20,100,000     P1
   48,000,000  Verizon Network Funding                                          07/02/02    2.32      47,720,320     P1       A1
-------------                                                                                      -------------
  800,551,000  Total Commercial Paper                                                                798,824,638
-------------                                                                                      -------------





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Domestic Certificate of Deposit (0.38%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Harris Trust & Savings Bank                                      11/01/02    2.21%  $   9,999,419   P1         A1+
-------------                                                                                       ------------
   10,000,000  Total Domestic Certificate of Deposit                                                   9,999,419
-------------                                                                                       ------------

Eurodollar Certificates of Deposit (3.85%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Abbey National Bank PLC                                          05/09/02    4.10%  $  50,000,509   P1         A1+
   50,000,000  Bank of Scotland                                                 05/13/02    1.80      50,000,581   P1         A1+
-------------                                                                                       ------------
  100,000,000  Total Eurodollar Certificates of Deposit                                              100,001,090
-------------                                                                                       ------------

Funding Agreement (0.96%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  John Hancock Mutual Life Insurance Company (a)                   08/19/05    1.97%  $  25,000,000   P1         A1+
-------------                                                                                       ------------
   25,000,000  Total Funding Agreement                                                                25,000,000
-------------                                                                                       ------------

Letter of Credit Commercial Paper (25.78%)
------------------------------------------------------------------------------------------------------------------------------------
$  15,000,000  Banco Bradesco, S.A.
               LOC ING Bank NV                                                  06/17/02    1.82%  $  14,942,250   P1         A1+
   25,000,000  Banco Bradesco, S.A.
               LOC ING Bank NV                                                  06/17/02    1.82      24,903,750   P1         A1+
   27,500,000  Banco Continental de Panama, S.A.
               LOC ING Bank, N.V.                                               05/07/02    1.85      27,449,400   P1         A1+
   10,000,000  Banco Continental de Panama, S.A.
               LOC ING Bank NV                                                  05/24/02    3.52       9,949,503   P1         A1+
   63,000,000  Banco Rio de La Plata, S.A.
               LOC Banco Santander                                              09/09/02    2.07      62,425,230   P1         A1
   27,000,000  Banco Rio de La Plata, S.A.
               LOC Banco Santander                                              12/09/02    2.31      26,570,970   P1         A1
   50,000,000  Bank Boston Latin America
               LOC HSBC Bank U.S.                                               04/30/02    1.66      49,933,542   P1         A1+
    9,477,000  CSN Oversea
               LOC Banco Santander                                              06/03/02    1.81       9,447,147   P1         A1+
   15,523,000  CSN Oversea
               LOC Banco Santander                                              10/16/02    2.10      15,346,271   P1         A1+
   20,000,000  Dean Health Systems, Inc.
               LOC Marshall & Ilsley                                            04/11/02    1.85      19,989,722   P1         A1+
   79,200,000  Electric Reliability Council of Texas - Series A
               LOC Landesbank Hessen                                            04/25/02    1.91      79,200,000   P1         A1+





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date      Yield     (Note 2)    Moody's   & Poor's
    ------                                                                        ----      -----      ------     -------   --------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Floren Container, Inc.
               LOC Bank of America                                              04/23/02    1.66%  $   19,979,955   P1         A1+
   25,000,000  Formosa Plastics Corporation
               LOC Bank of America                                              04/11/02    1.80       24,987,569   P1         A1+
   45,000,000  HSBC Bank Argentina, S.A.
               LOC HSBC Bank U.S.                                               05/20/02    1.86       44,886,687   P1         A1+
   35,000,000  HSBC Bank Argentina, S.A.
               LOC HSBC Bank U.S.                                               06/18/02    1.92       34,855,917   P1         A1+
   65,000,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                            04/12/02    1.84       64,963,654   P1         A1+
   40,000,000  Louis Dreyfus Corporation
               LOC Credit Agricole                                              04/24/02    1.84       39,952,978   P1         A1+
   20,000,000  NATC California LLC
               LOC Chase Manhattan Bank, N.A.                                   04/24/02    1.76       19,977,639   P1         A1+
   20,000,000  NATC California LLC
               LOC Chase Manhattan Bank, N.A.                                   04/25/02    1.79       19,976,267   P1         A1+
   40,000,000  TFM S.A. De C.V.
               LOC Westdeutsche Landesbank                                      04/26/02    1.84       39,949,167   P1         A1+
   20,000,000  Unibanco-Uniao De Bancos Brasil
               LOC Westdeutsche Landesbank                                      06/12/02    1.89       19,924,800   P1         A1+
-------------                                                                                       -------------
  671,700,000  Total Letter of Credit Commercial Paper                                                669,612,418
-------------                                                                                       -------------

Loan Participation (0.39%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Equitable Life Assurance Society With J.P. Morgan Chase (b)      03/20/03    1.95%  $   10,000,000   P1         A1
-------------                                                                                       -------------
   10,000,000  Total Loan Participation                                                                10,000,000
-------------                                                                                       -------------

Master Notes & Promissory Notes (1.93%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  The Goldman Sachs Group L.P.                                     04/03/02    3.67%  $   20,000,000   P1         A1+
   30,000,000  The Goldman Sachs Group L.P.                                     05/30/02    3.61       30,000,000   P1         A1+
-------------                                                                                       -------------
   50,000,000  Total Master Notes & Promissory Notes                                                   50,000,000
-------------                                                                                       -------------

Medium Term Notes (1.54%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  Sigma Finance Corporation                                        11/15/02    2.20%  $   29,964,688   P1         A1+
   10,000,000  Sigma Finance Corporation                                        11/20/02    2.33       10,000,000   P1         A1+
-------------                                                                                      --------------
   40,000,000  Total Medium Term Notes                                                                 39,964,688
-------------                                                                                      --------------





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                        Maturity              Value                Standard
    Amount                                                                         Date     Yield    (Note 2)     Moody's   & Poor's
    ------                                                                         ----     -----     ------      -------   --------
Repurchase Agreement (0.46%)
------------------------------------------------------------------------------------------------------------------------------------

$  12,000,000  Salomon Smith Barney, Repurchase Proceeds at Maturity $12,002,507
               (Collateralized by $13,295,425, GNMA, 0.000% to 7.000%,
               due 07/15/30 to 02/15/32, value $12,240,001)                     04/01/02    1.88%  $  12,000,000
-------------                                                                                       ------------
   12,000,000  Total Repurchase Agreement                                                             12,000,000
-------------                                                                                       ------------

Trusts (1.43%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  Syndicated Load Funding Trust - Series 2001 (c)                  06/17/02    2.00%  $  30,000,000
    7,085,241  Wilmington Trust Company (d)                                     01/01/11    2.00       7,085,241     P1        A1+
-------------                                                                                       ------------
   37,085,241  Total Trusts                                                                           37,085,241
-------------                                                                                       ------------

Variable Rate Demand Instruments (24.84%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,335,000  2150 Investment Company - Series 1997 (d)
               LOC Fifth Third Bank                                             02/01/17    2.08%  $   2,335,000
    3,675,000  Adel, GA IDA (Specialty Stampings, LLC) (d)
               LOC National Bank of Canada                                      06/01/14    2.00       3,675,000    VMIG-1
    6,800,000  Adelanto, CA Public Utility (d)
               LOC California State Teachers Retirement System                  11/01/34    2.05       6,800,000               A1+
    3,350,000  Alabama IDA (Central Casting Corporation) (d)
               LOC First Union National Bank of North Carolina                  11/01/15    2.10       3,350,000
    5,945,000  Albany Dougherty, GA Payroll IDA
               (Flint River Service, Inc. Project - B) (d)
               LOC Columbus Bank & Trust Company                                05/01/17    2.22       5,945,000               A1
      865,000  Alpine Capital Investment LLC (d)
               LOC First of America                                             09/15/27    2.00         865,000
    1,345,000  Andrews Laser Works Corporation (d)
               LOC Firstar Bank                                                 05/01/08    2.13       1,345,000
    2,700,000  Atlantic Tool & Die Company (d)
               LOC Key Bank, N.A.                                               12/01/11    2.10       2,700,000
    2,500,000  Atlantic Tool & Die Company - Series 2002 (d)
               LOC Key Bank, N.A.                                               03/01/17    2.10       2,500,000
    2,950,000  BBC, LLC - Series 2000 (d)
               LOC Columbus Bank & Trust Company                                11/01/20    2.00       2,950,000
    1,420,000  Berkeley Square Retirement Center - Series 1998 (d)
               LOC Fifth Third Bank                                             02/01/13    2.13       1,420,000




--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)     Moody's   & Poor's
    ------                                                                        ----      -----     ------      -------   --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  Budd Office Building Associate
               (Partnership Project) - Series 1997 (d)
               LOC Comerica Bank                                                10/01/47    2.10%  $   2,000,000
   26,500,000  Catholic Health Initiatives - Series C (d)                       12/01/27    2.35      26,500,000  VMIG-1       A1+
    8,100,000  CEGW, Incorporated (d)
               LOC PNC Bank, N.A.                                               03/31/09    2.30       8,100,000
    2,250,000  Central Michigan Inns, LLC (d)
               LOC Michigan National Bank                                       04/01/30    1.95       2,250,000
   20,035,000  CFM International, Inc. Guaranteed Notes - Series 1999A (e)
               LOC General Electric Company                                     01/01/10    2.00      20,035,000
    4,950,000  Cheney Brothers Incorporated (d)
               LOC First Union National Bank of North Carolina                  12/01/16    2.05       4,950,000
    3,305,000  Cinnamon Properties, Incorporated (d)
               LOC Firstar Bank                                                 04/01/20    2.08       3,305,000
   15,750,000  City & County of San Francisco Redevelopment Agency
               Taxable MHRB (d)
               LOC Bayerische Hypovereinsbank, A.G.                             07/01/34    2.00      15,750,000  VMIG-1
   10,650,000  Columbus, GA Development Authority (d)
               (Westdeutsche Landesbank, LLC Inverness II Project) - Series 2001
               LOC Columbus Bank &Trust Company                                 12/01/21    1.96      10,650,000
    7,000,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) (d)
               LOC Columbus Bank & Trust Company                                09/01/20    1.93       7,000,000
    6,765,000  Concrete Company - Series 1998 (d)
               LOC Columbus Bank & Trust Company                                07/01/48    2.00       6,765,000               A1
    1,705,000  Consolidated Equities, LLC - Series 1995 (d)
               LOC Old Kent Bank & Trust Co.                                    12/01/25    2.00       1,705,000
    1,590,000  Conveyors Inc. Real Estate - Series 1998 (d)
               LOC Firstar Bank                                                 03/01/18    2.13       1,590,000
   15,800,000  D.G.Y. Real Estate L.P. - Series 2000A (d)
               LOC PNC Bank, N.A.                                               05/01/20    2.30      15,800,000




--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity               Value                Standard
    Amount                                                                        Date      Yield     (Note 2)    Moody's   & Poor's
    ------                                                                        ----      -----      ------     -------   --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,590,000  Devin F. & Janis L. McCarthy - Series 1997 (d)
               LOC Firstar Bank                                                 07/01/17    2.08%  $    2,590,000
    8,015,000  Douglas County, GA Development Authority
               (Gazelle Riverside, LLC Project) (d)
               LOC Wells Fargo Bank, N.A.                                       01/01/21    2.00        8,015,000             A1+
    7,335,000  Drury Inns, Inc. (d)
               LOC First Commerical Bank                                        03/01/20    2.00        7,335,000
    6,150,000  Eagle Landing IV, Limited (d)
               LOC Regions Bank                                                 09/01/26    2.00        6,150,000   P1
    5,330,000  Eckert Seamans Cherin & Mellot (d)
               LOC PNC Bank, N.A.                                               01/01/15    2.00        5,330,000
    1,470,000  Elsmere, KY Industrial Building RB
               (Mazak Corporation) - Series 1998 (d)
               LOC Fifth Third Bank                                             09/01/04    2.13        1,470,000
    4,491,000  Erie Funding I - Series 1989 (d)
               LOC First Merit Bank                                             11/01/16    2.03        4,491,000
    4,845,000  Garden City Hospital Osteopath - Series 1997 (d)
               LOC National City Bank of Michigan/Illinois                      10/01/17    1.97        4,845,000             A1
    1,730,000  Goson Project - Series 1997 (d)
               LOC First Merit Bank                                             11/01/17    2.08        1,730,000
    1,645,000  Graves Lumber, Inc. Project (d)
               LOC First Merit Bank                                             11/01/10    2.08        1,645,000
    1,805,000  Great Expectations Limited (Bass Chevrolet) - Series 1996 (d)
               LOC Fifth Third Bank                                             07/01/17    2.08        1,805,000
    1,885,000  HCH, LLC - Series 2000 (d)
               LOC Key Bank, N.A.                                               08/01/15    2.10        1,885,000
    1,355,000  Hope Realty, Limited Harmony Realty (Kurtz Bros., Inc.) (d)
               LOC Key Bank, N.A.                                               08/01/15    2.10        1,355,000
    2,680,000  Hopkins Waterhouse LLC Project (d)
               LOC National City Bank of Michigan/Illinois                      06/01/20    2.00        2,680,000
    3,000,000  Hornell, NY IDA (Alstom Transportation Project) (d)
               LOC Key Bank, N.A.                                               11/01/21    2.10        3,000,000



--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)     Moody's   & Poor's
    ------                                                                        ----      -----     ------      -------   --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,250,000  Jake Sweeney Automotive, Incorporated (d)
               LOC Firstar Bank                                                 04/01/10    2.08%  $   2,250,000
    2,000,000  JDV L.L.C. (d)
               LOC Michigan National Bank                                       07/01/27    2.00       2,000,000
      970,000  KBL Capital Fund, Incorporated
               (BH Reality Limited Partnership) (d)
               LOC Old Kent Bank & Trust Co.                                    05/01/21    1.95         970,000              A1
    4,280,000  KBL Capital Fund, Incorporated - Series 1995A (d)
               LOC Fifth Third Bank                                             07/01/05    1.95       4,280,000              A1
    4,500,000  KBL Capital Fund, Incorporated (d)
               LOC National City Bank of Michigan/Illinois                      05/01/27    1.97       4,500,000              A1
   25,000,000  Key Bank (k)                                                     11/01/02    1.93      24,979,900
    2,830,000  Kingston Healthcare Company - Series 1997A (d)
               LOC Fifth Third Bank                                             11/01/17    2.13       2,830,000
    2,150,000  Kingston Healthcare Company - Series 1998A (d)
               LOC Fifth Third Bank                                             03/01/18    2.13       2,150,000
    1,480,000  Kissel Holdings, Inc - Series 2000 (d)
               LOC Firstar Bank                                                 12/01/20    2.18       1,480,000
    1,680,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, LLC) - Series 1997 (d)
               LOC Wells Fargo Bank, N.A.                                       06/01/27    2.00       1,680,000              A1
    4,985,000  Kool Capital, LLC (d)
               LOC Michigan National Bank                                       04/01/29    2.15       4,985,000
    5,140,000  Kwik Park Corporation - Series 1999A (d)
               LOC PNC Bank, N.A.                                               09/01/19    2.30       5,140,000
   11,970,000  Laminations, Incorporated & Santana (d)
               LOC PNC Bank, N.A.                                               08/31/15    2.30      11,970,000
    7,465,000  Laurel, KY Industrial Building RB
               (Consolidated Biscuit Company Project) (d)
               LOC Fifth Third Bank                                             03/01/15    2.10       7,465,000
   13,640,000  Lexington Financial Services Health Care RB - Series 2001 (d)
               LOC LaSalle National Bank                                        02/01/26    2.00      13,640,000    P1



--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)     Moody's   & Poor's
    ------                                                                        ----      -----     ------      -------   --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,020,000  Lockland Development Company Limited - Series 2000 (d)
               LOC U.S. Bank, N.A.                                              07/01/20    2.12%  $   2,020,000
      635,000  LRC - B Wadsworth Investors, Limited (d)
               LOC Firstar Bank                                                 09/01/17    2.28         635,000
      920,000  Lucas County, OH EDRB
               (LPC Graphics Incorporated Project) - Series 1997 (d)
               LOC Fifth Third Bank                                             09/01/04    2.18         920,000
    3,355,000  Macroe Properties, Incorporated (d)
               LOC First Michigan                                               09/01/27    2.00       3,355,000
    8,870,000  Madison, WI Community Development Authority RB
               (Block 89 Project ) - Series 1996A (d)                           01/01/19    1.95       8,870,000
    6,800,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000 (d)                             07/01/20    1.95       6,800,000  VMIG-1
    1,250,000  Maximum Principal Amount (Buckeye Corrugated, Inc. Project) (d)
               LOC National City Bank of Michigan/Illinois                      01/01/05    2.00       1,250,000
    1,434,000  Maximum Principle Amount (Goson Project) - Series 1999 (d)
               LOC First Merit Bank                                             08/01/23    2.08       1,434,000
    3,900,000  Maximum Principle Amount (Hanover Project) - Series 1997 (d)
               LOC National City Bank of Michigan/Illinois                      12/01/07    2.00       3,900,000              A1
    3,660,000  Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building) (d)
               LOC National City Bank of Michigan/Illinois                      11/01/17    2.00       3,660,000
    1,845,000  Miami River Stone Company (d)
               LOC Firstar Bank                                                 08/01/09    2.10       1,845,000
      300,000  Miami Valley Steel Service, Inc. - Series 1996 (d)
               LOC National City Bank of Michigan/Illinois                      02/01/16    2.00         300,000
    2,520,000  Michigan HEFA (Hope College) - Series 1996M (d)
               LOC Old Kent Bank & Trust Co.                                    10/01/16    2.00       2,520,000
      980,000  Milwaukee, WI (Historic Third Ward Parking Project) (d)
               LOC Northern Trust Bank                                          09/01/28    2.00         980,000
    7,920,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products, Inc.) (d)
               LOC Amsouth Bank, N.A.                                           11/01/11    2.00       7,920,000              A1



--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)     Moody's   & Poor's
    ------                                                                        ----      -----     ------      -------   --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   4,710,000  Mississippi Business Finance Corportion IDRB
               (Howard Industries, Incorporated) - Series 1995 (d)
               LOC Bank One                                                     06/01/10    2.00%  $   4,710,000    P1
    8,035,000  Mobile, AL RB Medical Clinic Board
               (Springhill Medical Complex) - Series 1996B (d)
               LOC Amsouth Bank, N.A.                                           09/01/11    2.00       8,035,000    P1
    1,460,000  Montgomery, AL Industrial Development Board (d)
               LOC Columbus Bank & Trust Company                                07/01/16    2.00       1,460,000
    1,525,000  Moose River Lumber Company, Inc. - Series 1997 (d)
               LOC Key Bank, N.A.                                               08/01/05    2.10       1,525,000
    1,495,000  Mount Carmel West Medical Office Building Limited Partnership (d)
               LOC National City Bank of Michigan/Illinois                      08/01/19    2.00       1,495,000
    3,480,000  New Federal Cold Storage, Incorporated Project (d)
               LOC National City Bank of Michigan/Illinois                      08/01/11    2.00       3,480,000
    3,200,000  New York State HFA RB (345 East 94th Street) (d)
               Guaranteed by Federal Home Loan Mortgage Corporation             11/01/31    1.90       3,200,000  VMIG-1
    3,375,000  NPI Capital, LLC (d)
               LOC Michigan National Bank                                       07/01/29    2.00       3,375,000
   14,270,000  Nugent Sand Company - Series 1999 (d)
               LOC National City Bank of Michigan/Illinois                      11/01/11    2.00      14,270,000
    2,500,000  Oakland Ortho Realty Association (d)
               LOC PNC Bank, N.A.                                               09/01/09    2.00       2,500,000
    2,134,000  Olszeski Properties, Inc. - Series 1996 (d)
               LOC Key Bank, N.A.                                               09/01/16    2.10       2,134,000
    8,080,000  One Boyertown Properties L.P. (d)
               Guaranteed by Federal Home Loan Bank                             11/01/29    1.96       8,080,000              A1+
    2,690,000  Parisi Investment, L.P. & Supply - Series 1998 (d)
               LOC U.S. Bank, N.A.                                              05/01/18    2.12       2,690,000
    3,060,000  Pomeroy Investments, LLC - Series 1997 (d)
               LOC Firstar Bank                                                 05/01/17    2.08       3,060,000
      600,000  Prince William County, VA - Series A (d)
               LOC Wachovia Bank & Trust Company, N.A.                          03/01/17    2.00         600,000  VMIG-1



--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)     Moody's   & Poor's
    ------                                                                        ----      -----     ------      -------   --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   5,090,000  Progress Industrial Properties - Series 2000 (d)
               LOC First Merit Bank                                             01/01/22    2.08%  $   5,090,000
    1,830,000  RK Capital LLC (d)
               LOC Michigan National Bank                                       12/01/28    2.00       1,830,000
    2,400,000  Rumpf Development, Ltd (d)
               LOC Key Bank, N.A.                                               08/01/17    2.10       2,400,000
    1,280,000  S&S Partnership (Model Graphics) - Series 1999 (d)
               LOC Firstar Bank                                                 09/01/19    2.18       1,280,000
    2,930,000  Savoy Properties, Limited (d)
               LOC Key Bank, N.A.                                               08/01/20    2.10       2,930,000
    5,000,000  Schenectady County, NY IDA
               (MVP Garage Project) - Series 2000A (d)
               LOC Fleet Bank                                                   11/01/10    1.95       5,000,000  VMIG-1
    1,305,000  Scovil Hanna Corporation - Series 1997 (d)
               LOC Key Bank, N.A.                                               12/01/12    2.10       1,305,000
    5,050,000  Security Self - Storage, Inc. (d)
               LOC Bank One                                                     02/01/19    2.10       5,050,000
    4,105,000  Shepperd Capital, LLC (d)
               LOC First of America                                             09/15/47    2.15       4,105,000
    4,005,000  Shepperd Capital, LLC (d)
               LOC Old Kent Bank & Trust Co.                                    03/15/49    2.15       4,005,000
   30,000,000  Sigma Finance Corporation (f)                                    10/22/02    1.83      30,000,000
    3,570,000  Smugglers Notch Management Company/Investment Company (d)
               LOC Key Bank, N.A.                                               09/01/15    2.10       3,570,000
    8,000,000  Southeast Alabama Gas District RB (Lateral Project) (d)
               Insured by AMBAC Indemnity Corp.                                 06/01/25    2.00       8,000,000              A1
   13,700,000  Southwestern Ohio Steel, Incorporated (d)
               LOC Firstar Bank                                                 04/01/08    2.08      13,700,000
    1,685,000  Stallard - Schrier Corporation (d)
               LOC Fifth Third Bank                                             09/01/16    2.13       1,685,000



--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)     Moody's   & Poor's
    ------                                                                        ----      -----     ------      -------   --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   19,000,000 State of Missouri HEFA
               (SSM Health Care System) - Series 1995D (d)
               Insured by MBIA Insurance Corp.                                  06/01/24    2.00%  $    19,000,000            A1+
     1,670,000 T.D. Management Limited - Series 1996 (d)
               LOC Fifth Third Bank                                             01/01/11    2.18         1,670,000
     9,375,000 Thayer Properties II, LLC (d)
               LOC Columbus Bank & Trust Company                                09/01/21    2.10         9,375,000
    38,000,000 The Goldman Sachs Group, L.P. (g)                                04/14/03    2.01        38,000,000   P1       A1+
     7,670,000 Three Reading, L.P. (d)
               Guaranteed by Federal Home Loan Bank                             06/01/24    1.96         7,670,000            A1+
     1,010,000 TKO Enterprises Ltd. - Series 1998 (d)
               LOC Firstar Bank                                                 03/01/18    2.18         1,010,000
     1,115,000 Town of Greendale, IN EDA RB - Series 1993B (d)
               LOC National City Bank of Michigan/Illinois                      12/01/05    2.00         1,115,000
     3,400,000 Town of Islip, NY IDA (Brentwood Real Estate LLC) (d)
               LOC ABN AMRO Bank, N.A.                                          11/01/20    2.00         3,400,000            A1+
     1,155,000 Tripplet Corporation (d)
               LOC Fifth Third Bank                                             03/01/08    2.13         1,155,000
    15,000,000 Verizon Global Funding (h)                                       04/14/03    2.06        15,000,000   P1       A1
     1,145,000 Vincent Enterprise & Partners - Series 2001 (d)
               LOC Key Bank, N.A.                                               03/01/20    2.10         1,145,000
     2,180,000 Vista Funding Corporation - Series 1997A (d)
               LOC Fifth Third Bank                                             07/01/15    2.08         2,180,000
     1,250,000 Walt Sweeney Ford - Series 1996 (d)
               LOC Fifth Third Bank                                             01/01/12    2.13         1,250,000
     1,835,000 Warrior Roofing Manufacturing (d)
               LOC Columbus Bank & Trust Company                                09/01/26    2.10         1,835,000
     2,285,000 Washington State HFC (Marketplace Apt.) (d)
               LOC Bank One                                                     07/01/29    2.00         2,285,000  VMIG-1
     1,795,000 Weller Irrevocable Trust #2 - Series 1998 (d)
               LOC First Union National Bank of North Carolina                  09/01/13    2.20         1,795,000            A1



--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)     Moody's   & Poor's
    ------                                                                        ----      -----     ------      -------   --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   5,295,000  Wellington Green LLC (d)
               LOC Key Bank, N.A.                                               04/01/29    2.10%  $   5,295,000              A1
    2,010,000  West Point, Inc. Project - Series 2000 (d)
               LOC First Merit Bank                                             03/01/21    2.08       2,010,000
    2,770,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.) (d)
               LOC First Union National Bank of North Carolina                  10/01/28    2.10       2,770,000
      745,000  Westchester Presbyterian Church (d)
               LOC Firstar Bank                                                 09/01/13    2.28         745,000
    1,430,000  William Thies & Son, Incorporated (d)
               LOC First Union National Bank of North Carolina                  03/01/07    2.05       1,430,000
    1,900,000  Wilmington Iron & Metal Company (d)
               LOC Bank One                                                     08/01/14    2.08       1,900,000
   11,250,000  Winder - Barrow Industrial Building (d)
               LOC Columbus Bank & Trust Company                                02/01/20    2.00      11,250,000              A1
    1,970,000  Wulfeck Family Partnership Project - Series 1997 (d)
               LOC Fifth Third Bank                                             09/01/17    2.18       1,970,000
    8,065,000  Zhbser - Greenbriar, Inc. (d)
               Guaranteed by Federal Home Loan Bank                             01/01/26    2.11       8,065,000              A1+
-------------                                                                                      -------------
  645,244,000  Total Variable Rate Demand Instruments                                                645,223,900
-------------                                                                                      -------------
Yankee Certificates of Deposits (7.51%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Abbey National PLC                                               12/27/02    2.71% $   49,996,358    P1        A1+
   50,000,000  Banque Nationale de Paris                                        05/13/02    1.81      50,002,297    P1        A1
   50,000,000  Bayerische Hypo-und Vereinsbank                                  04/15/02    1.79      49,999,803    P1        A1
   20,000,000  Commerzbank A.G. (j)                                             06/11/02    4.06      19,999,808    P1        A1
   25,000,000  Union Bank of Switzerland                                        08/20/02    3.69      24,998,112    P1        A1+
-------------                                                                                     --------------
  195,000,000  Total Yankee Certificates of Deposits                                                 194,996,378
-------------                                                                                     --------------
               Total Investments (99.83%) (Cost $2,592,707,772+)                                   2,592,707,772
               Cash And Other Assets, Net Of Liabilities (0.17%)                                       4,318,121
                                                                                                  --------------
               Net Assets (100.00%)                                                               $2,597,025,893
                                                                                                  ==============

               +  Aggregate cost for income tax purposes is identical.






--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
================================================================================


FOOTNOTES:

(a) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.06%.

(b)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.05%.

(c)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.10%.

(d) These securities have a 7 day put feature exercisable by the fund at par value. Rate changes weekly.

(e) The interest rate is adjusted weekly based upon average of prior week one month LIBOR; weekly put at par.

(f)  The interest rate is adjusted daily based upon prime rate minus 2.92%.

(g) The interest rate is adjusted quarterly based upon three months LIBOR plus 0.18%.

(h)  The  interest  rate  changes  quarterly  based upon three  month LIBOR plus
     0.06%.

(i)  Guaranteed by Fleet Bank swap agreement.

(j) This is a variable rate security. Interest rate is adjusted daily based upon prime rate minus 2.945%.

(k)  Interest rate is adjusted daily based upon prime rate minus 2.955%.




KEY:
     EDA       =    Economic Development Authority                HFC     =     Housing Finance Commission
     EDRB      =    Economic Development Revenue Bond             IDA     =     Industrial Development Authority
     GNMA      =    Government National Mortgage Association      IDRB    =     Industrial Development Revenue Bond
     GO        =    General Obligation                            LOC     =     Letter of Credit
     HEFA      =    Health & Education Facilities Authority       PCFA    =     Pollution Control Finance Authority
     HFA       =    Housing Finance Authority                     RB      =     Revenue Bond









--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
MARCH 31, 2002

================================================================================

     Face                                                                       Maturity                Value
    Amount                                                                        Date      Yield      (Note 2)
    ------                                                                        ----      -----       ------
Floating Rate Securities (10.89%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000   Federal Farm Credit Bank (a)                                     04/02/02    1.71%   $    5,000,000
   5,000,000   Federal Farm Credit Bank (b)                                     06/28/02    1.74         5,000,000
  10,000,000   Federal Farm Credit Bank (c)                                     02/10/03    1.75        10,000,000
   5,000,000   Federal Home Loan Bank (d)                                       08/09/02    3.57         4,999,601
  10,000,000   Student Loan Marketing Association (e)                           09/19/02    1.89        10,000,000
------------                                                                                          ------------
  35,000,000   Total Floating Rate Securities                                                           34,999,601
------------                                                                                          ------------
Repurchase Agreements, Overnight (49.88%)
--------------------------------------------------------------------------------------------------------------------
$100,000,000   J.P. Morgan Securities, Inc., Repurchase Proceeds at Maturity
               $100,021,111 (Collateralized by $99,748,000, FHLB, 4.875% to 5.125%,
               due 09/15/03 to 11/15/06; FNMA, 4.000% to 6.750%,
               due 08/15/02 to 09/15/29,value $102,004,396)                     04/01/02    1.90%   $   100,000,000
  60,300,000   Salomon Smith Barney, Repurchase Proceeds at Maturity
               $60,312,596 (Collateralized by $90,298,236, GNMA, 6.000% to 6.500%,
               due 02/20/24 to 03/20/29, value $61,506,000)                     04/01/02    1.88         60,300,000
------------                                                                                         --------------
 160,300,000    Total Repurchase Agreements, Overnight                                                  160,300,000
------------                                                                                         --------------
U.S. Government Agency Discount Notes (31.61%)
--------------------------------------------------------------------------------------------------------------------
$ 10,392,000   Federal Farm Credit Bank                                         09/20/02    1.85%   $    10,301,636
   3,000,000   Federal Farm Credit Bank                                         03/07/03    2.62          2,927,750
  10,000,000   Federal Home Loan Bank                                           06/07/02    1.71          9,968,361
  10,000,000   Federal Home Loan Bank                                           07/23/02    1.76          9,945,383
   5,000,000   Federal Home Loan Bank                                           10/04/02    1.98          4,949,625
  10,000,000   Federal Home Loan Mortgage Corporation                           04/05/02    1.72          9,998,106
   7,090,000   Federal Home Loan Mortgage Corporation                           05/09/02    1.77          7,076,753
   8,490,000   Federal Home Loan Mortgage Corporation                           09/20/02    1.96          8,411,713
   5,000,000   Federal Home Loan Mortgage Corporation                           09/30/02    1.96          4,950,961
   5,500,000   Federal Home Loan Mortgage Corporation                           11/07/02    2.12          5,430,089
  10,000,000   Federal Home Loan Mortgage Corporation                           12/05/02    2.20          9,851,889
   3,000,000   Federal Home Loan Mortgage Corporation                           12/20/02    2.09          2,955,071
   5,000,000   Federal Home Loan Mortgage Corporation                           12/23/02    2.28          4,917,614
   5,000,000   Federal National Mortgage Association                            08/20/02    1.90          4,962,987
   5,000,000   Federal National Mortgage Association                            12/13/02    2.17          4,924,622
------------                                                                                         --------------
 102,472,000   Total U.S. Government Agency Discount Notes                                              101,572,560
------------                                                                                         --------------





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENTS OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
================================================================================

     Face                                                                       Maturity                Value
    Amount                                                                        Date      Yield      (Note 2)
    ------                                                                        ----      -----       ------
U.S. Government Agency Medium Term Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000   Federal Farm Credit Bank                                         12/02/02    2.30%   $    5,128,884
   1,000,000   Federal Farm Credit Bank                                         12/09/02    2.24         1,024,515
   2,000,000   Federal Home Loan Bank                                           06/24/02    1.80         2,014,241
   2,000,000   Federal Home Loan Bank                                           07/18/02    2.27         2,026,781
   2,890,000   Federal Home Loan Bank                                           11/15/02    2.16         2,964,323
   6,000,000   Federal National Mortgage Association                            04/29/02    1.80         6,022,484
   4,000,000   Federal National Mortgage Association                            05/01/02    1.80         4,016,112
   1,060,000   Federal National Mortgage Association                            11/15/02    2.24         1,086,442
------------                                                                                         -------------
  23,950,000   Total U.S. Government Agency Medium Term Notes                                           24,283,782
------------                                                                                         -------------
               Total Investments (99.94%) (Cost $321,155,943+)                                         321,155,943
               Cash and Other Assets, Net of Liabilities (0.06%)                                           186,181
                                                                                                     -------------
               Net Assets (100.00%)                                                                 $  321,342,124
                                                                                                     =============

               +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) This is a Floating Rate Note. The interest rate changes monthly based on one month LIBOR minus 0.16%.

(b) This is a Floating Rate Note. The interest rate changes daily pegged to Prime minus 3.01%.

(c) This is a Floating Rate Note. The interest rate changes daily pegged to Prime minus 3.00%.

(d) This is a Floating Rate Note. The interest rate changes monthly based on one month LIBOR minus 0.1425%.

(e) This is a Floating Rate Note. The interest rate changes weekly based on 3 month T-Bill BEY plus 0.04%.






KEY:
FHLB      =   Federal Home Loan Bank
FNMA      =   Federal National Mortgage Association
GNMA      =   Government National Mortgage Association




--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 2002
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)     Moody's   & Poor's
    ------                                                                        ----      -----     ------      -------   --------
Put Bonds (b) (11.45%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,450,000  City of Dayton, KY Industrial Building RB
               (Radac Corp. Project) - Series 1994C
               LOC Fifth Third Bank                                             04/01/02    2.00%   $  1,450,000
    6,500,000  Harford County, MD (A.O. Smith)
               LOC Bank One                                                     09/01/02    1.70       6,500,000
    2,000,000  Maine State Housing Authority - Series D-2                       07/31/02    2.75       2,000,000  VMIG-1      A1+
    2,500,000  Michigan Strategic Fund Limited Obligation RB
               (Donnelly Corporation Project) - Series B
               LOC Dresdner Bank A.G.                                           04/01/02    2.00       2,500,000    P1        A1+
    1,500,000  Minnesota State HFA (Single Family Mortgage)
               Insured by FGIC                                                  05/01/02    3.25       1,500,000   MIG-1      A1+
    2,600,000  Mississippi Home Corporation
               Single Family Programmer Lots - Series YYY
               Guaranteed by Government National Mortgage Association           09/03/02    2.65       2,600,000  VMIG-1
      600,000  Nevada Housing Division Tender Option Bonds
               (Single Family Program C-2)
               Guaranteed by FHA/VA/Private Mortgages                           10/01/02    2.50         600,000
    3,400,000  North Carolina Industrial Facilities & PCFA RB (GVK America Inc.)
               LOC Citibank, N.A.                                               06/01/02    1.70       3,400,000
    3,000,000  Pooled Puttable Floating Option
               Tax Exempts Receipts - Series PPT-33
               LOC Merrill Lynch & Company Inc.                                 06/27/02    2.95       3,000,000              A1+
-------------                                                                                        -----------
   23,550,000  Total Put Bonds                                                                        23,550,000
-------------                                                                                        -----------

Tax Exempt Commercial Paper (9.58%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  City & County of Denver, CO Airport System Subordinate RB
               LOC Bayerische Landesbank, A.G.                                  05/16/02    1.25%   $  2,000,000    P1        A1+
    4,000,000  New Hampshire State Business Finance Authority PCRB
               (New England Power Company Project)                              05/23/02    1.70       4,000,000    P1        A1
    4,000,000  San Antonio, TX - Series A
               LOC Landesbank Hessen                                            04/03/02    1.25       4,000,000    P1        A1+
    5,000,000  Washington D.C. Metropolitan Airport Authority
               (General Airport Notes)
               LOC Bank of America                                              08/14/02    1.45       5,000,000              A1
-------------                                                                                        -----------
   15,000,000  Total Tax Exempt Commercial Paper                                                      15,000,000
-------------                                                                                        -----------







--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)     Moody's   & Poor's
    ------                                                                        ----      -----     ------      -------   --------
Tax Exempt General Obligation Notes & Bonds (7.30%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,500,000  Indiana Bond Bank Advanced Funding Notes - Series 2002           01/22/03    1.65    $  2,511,986   MIG-1     SP-1+
    2,500,000  Kendall & Kane Counties, IL Community School District #115
               Yorkville TAN                                                    01/30/03    2.10       2,508,153
-------------                                                                                       ------------
    5,000,000  Total Tax Exempt General Obligation Notes & Bonds                                       5,020,139
-------------                                                                                       ------------

Variable Rate Demand Instruments (c) (70.72%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,455,000  Auburn, AL Non-Profit HDA (Lakeside Project)
               LOC Columbus Bank & Trust Company                                09/01/27    1.80%   $  5,455,000              A1
    1,100,000  Butler County, PA IDA (Armco Inc. Project) - Series 1996A
               LOC Chase Manhattan Bank, N.A.                                   06/01/20    1.60       1,100,000
    3,000,000  California PCFA (Shell Martinez Refining) - Series B             10/01/31    1.45       3,000,000  VMIG-1      A1+
    3,500,000  Charlotte, NC Airport RB - Series 1997A
               Insured by MBIA Insurance Corp.                                  07/01/17    1.45       3,500,000  VMIG-1      A1
    2,900,000  Chatham County, NC Industrial Facilities & PCFA
               (Water Recycling Townsend Project)
               LOC Wilmington Trust                                             09/15/19    1.70       2,900,000
    3,400,000  City of Farmington, NM Arizona Service Company
               (Four Corners Project)
               LOC Bank of America                                              05/01/24    1.40       3,400,000    P1        A1+
    2,491,000  Clipper Tax Exempt Trust COPS - Series 1999-3                    10/01/05    1.83       2,491,000  VMIG-1
    2,700,000  Columbia, AL IDA PCRB (Alabama Power) - Series D                 10/01/22    1.40       2,700,000  VMIG-1      A1
    2,400,000  Connecticut State GO - Series A                                  02/15/21    1.45       2,400,000  VMIG-1      A1+
      900,000  Connecticut State HEFA (Quinnipiac University)
               LOC Asset Guaranty                                               07/01/31    1.40         900,000              A1+
    1,700,000  Connecticut State HEFA RB (Edgehill) - Series C
               LOC KBC Bank                                                     07/01/27    1.00       1,700,000  VMIG-1
    2,000,000  Dade County, FL RB (Water And Sewer System) - Series 1994
               Insured by FGIC                                                  10/05/22    1.40       2,000,000  VMIG-1      A1+
    3,500,000  Deridder, LA IDRB (Pax Inc. Project)
               LOC Bank One                                                     10/01/07    1.70       3,500,000              A1
    1,100,000  Florida Development Finance Company IDRB
               (Intrepid Powerboats, Inc.)
               LOC Suntrust Bank                                                06/01/23    1.65       1,100,000
    5,300,000  Forsyth, MT PCRB (Pacificorp Project)
               LOC Morgan Guaranty Trust Company                                01/01/18    1.40       5,300,000    P1        A1+






--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)     Moody's   & Poor's
    ------                                                                        ----      -----     ------      -------   --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,005,000  Fulton County, GA Development Authority RB
               (Darby Printing Company)
               LOC Wachovia Bank & Trust Co., N.A.                              04/01/11    1.80%   $  1,005,000
    1,000,000  Gaston County, NC Industrial Facilities & PCFA RB
               (Duke Energy Corp.)                                              10/01/12    1.70       1,000,000    P1        A1
    3,800,000  Gulf Coast Waste Disposal Authority
               (Exxon Corporation Baytown Chemical Project)                     06/01/20    1.45       3,800,000  VMIG-1      A1+
      890,000  Hancock County, OH EDRB (Cross County Inns)
               LOC Bank One                                                     06/01/02    2.25         890,000
    1,130,000  IBM 2001 Tax Exempt Trust 2001- Series A                         09/01/07    1.73       1,130,000              A1+
    2,000,000  Independence, MO IDA (Groves And Graceland) - Series A
               LOC Dexia CLF                                                    11/01/27    1.40       2,000,000              A1+
    3,605,000  Indiana Health Facility RB (Access Designated PG) - Series B
               LOC Comerica Bank                                                01/01/16    1.50       3,605,000              A1
    1,200,000  Jackson County, MS PCRB (Chevron USA Inc. Project)               06/01/23    1.35       1,200,000    P1
    2,200,000  Jacksonville, FL Electric Authority (Electric System) - Series A 10/01/10    1.50       2,200,000  VMIG-1      A1+
    2,100,000  Johnston County, NC Industrial Facilities & PCFA
               (House - Autry Mills Inc. Project)
               LOC Branch Bank & Trust Company                                  02/01/13    1.70       2,100,000
    4,075,000  Kakakee, IL Regional Development Authority IDRB
               (TH Davidson & Co. Inc. Project)
               LOC Lasalle National Bank                                        11/01/19    1.58       4,075,000              A1+
    4,102,000  Koch Floating Rate Trust - Series 1
               Insured by AMBAC Indemnity Corp.                                 05/03/04    1.78       4,102,000              A1+
    2,400,000  Long Island Power Authority, NY RB
               (Electric System) - Subseries 2B
               LOC Bayerische Landesbank, A.G.                                  05/01/33    1.35       2,400,000  VMIG-1      A1+
      760,000  Lucas County, OH EDRB (Cross Country Inns)
               LOC Bank One                                                     06/01/02    2.25         760,000
    1,200,000  Michigan HEFA (Concordia College Harbor Project)
               LOC Allied Irish Bank                                            09/01/14    1.45       1,200,000
    4,100,000  Monroe County, GA Development Authority PCRB
               (Georgia Power Company Scherer)                                  07/01/25    1.40       4,100,000  VMIG-1






--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 2002
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)     Moody's   & Poor's
    ------                                                                        ----      -----     ------      -------   --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,800,000  Nebraska Educational Finance Authority
               (Creighton University Project)
               LOC Allied Irish Bank                                            08/01/31    1.40%   $  2,800,000  VMIG-1
    2,500,000  New Jersey EDA Dock Facility RB
               (Bayonne/IMTT Project) - Series 1993B
               LOC Suntrust Bank                                                12/01/27    1.45       2,500,000  VMIG-1
    6,000,000  New Jersey EDA for Thermal Energy Facilities
               (Marina Energy L.L.C.) - Series A
               LOC First Union National Bank                                    09/01/31    1.50       6,000,000  VMIG-1      A1
    3,400,000  New Jersey EDA Senior Care
               (Bayshore Health Services) - Series 2001A
               LOC KBC Bank                                                     04/01/28    1.50       3,400,000  VMIG-1
    1,200,000  New Jersey EDA (Stolthaven Project) - Series A
               LOC Citibank, N.A.                                               01/15/18    1.30       1,200,000    P1        A1+
    2,000,000  New York City, NY GO - Series E-3
               LOC Westdeutche Landesbank                                       08/01/23    1.35       2,000,000  VMIG-1      A1+
    1,000,000  New York City, NY GO - Series E-5
               LOC Morgan Guaranty Trust Company                                08/01/16    1.35       1,000,000  VMIG-1      A1+
      700,000  New York State ERDA (Niagara Mohawk Power Corporation)
               LOC Toronto Dominion Bank                                        03/01/27    1.45         700,000    P1
    1,000,000  North Carolina Medical Care Commission Health Care Facilities RB
               (Carol Woods Project)
               LOC Branch Bank & Trust Company                                  04/01/31    1.50       1,000,000
    2,200,000  Phoenix, AZ IDA RB (Valley of The Sun YMCA Project)
               LOC Wells Fargo Bank, N.A.                                       01/01/31    1.45       2,200,000              A1+
    1,000,000  Pitkin County, CO IDRB (Aspen Skiing Co. Project)
               LOC First National Bank of Chicago                               04/01/14    1.60       1,000,000              A1+
    1,445,000  Rio Arriba County, NM (Franklin Industry Project) - Series I
               LOC Key Bank, N.A.                                               12/01/07    1.70       1,445,000
    2,200,000  Salt Lake City, UT Airport
               LOC Westdeutsche Landesbank                                      07/01/21    1.50       2,200,000  VMIG-1      A1+
    1,000,000  Sublette County, WY (Exxon Project) - Series 1994                11/01/14    1.45       1,000,000    P1        A1+
    3,995,000  Utah HFA (Merlots) - Series A14                                  07/01/15    1.68       3,995,000  VMIG-1
    1,250,000  York County, PA IDA Limited Obligation RB
               (Metal Exchange Corp. Project) - Series 1996
               LOC Comerica Bank                                                06/01/06    1.75       1,250,000
-------------                                                                                        -----------
  110,703,000  Total Variable Rate Demand Instruments                                                110,703,000
-------------                                                                                        -----------





--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 2)     Moody's   & Poor's
    ------                                                                        ----      -----     ------      -------   --------
Variable Rate Demand Instruments - Private Placements (c) (1.05%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,642,000  York County, PA IDA IDRB
               (Manor Care of Kingston Court Inc.)
               LOC Chase Manhattan Bank, N.A.                                   12/01/08    3.09%   $  1,642,000    P1        A1+
-------------                                                                                        -----------
    1,642,000  Total Variable Rate Demand Instrument - Private Placement                               1,642,000
-------------                                                                                        -----------
               Total Investments (99.60%) (Cost $155,915,139+)                                       155,915,139
               Cash And Other Assets, Net of Liabilities (0.40%)                                         628,104
                                                                                                     -----------
               Net Assets (100.00%)                                                                 $156,543,243
                                                                                                     ===========

               + Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted (unaudited) are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities on which the Fund invests.

(b) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.

(c) Securities payable on demand at par including accrued interest (primarily with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     COPS       =   Certificates of Participation                 HFA     =   Housing Finance Authority
     EDA        =   Economic Development Authority                IDA     =   Industrial Development Authority
     EDRB       =   Economic Development Revenue Bond             IDRB    =   Industrial Development Revenue Bond
     ERDA       =   Economic & Research Development Authority     LOC     =   Letter of Credit
     FGIC       =   Financial Guaranteed Insurance Company        PCFA    =   Pollution Control Finance Authority
     FHA        =   Federal Housing Administration                PCRB    =   Pollution Control Revenue Bond
     GO         =   General Obligation                            RB      =   Revenue Bond
     HDA        =   Housing Development Authority                 TAN     =   Tax Anticipation Note
     HEFA       =   Health and Education Facilities Authority     VA      =   Veterans Association







--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2002

================================================================================



                                           Cortland General              U.S. Government            Municipal Money
                                           Money Market Fund                  Fund                    Market Fund
                                      --------------------------    -----------------------    ----------------------
ASSETS:
  Investments in securities*...........  $     2,592,707,772          $      321,155,943        $       155,915,139
  Cash.................................               -0-                         -0-                       300,585
  Interest receivable..................            6,925,755                     641,280                    360,831
                                          ------------------           -----------------         ------------------
      Total Assets.....................        2,599,633,527                 321,797,223                156,576,555

LIABILITIES:

  Due to custodian.....................            1,803,975                     386,283                     -0-
  Dividends payable....................              101,432                       9,211                      4,353
  Other accounts payable...............              702,227                      59,605                     28,959
                                           -----------------           -----------------         ------------------
      Total Liabilities................            2,607,634                     455,099                     33,312
                                           -----------------           -----------------         ------------------

NET ASSETS.............................  $     2,597,025,893          $      321,342,124        $       156,543,243
                                          ==================           =================         ==================


SHARES OUTSTANDING:
  Cortland Shares......................        1,359,745,645                 247,441,431                 67,791,553
  Live Oak Shares......................        1,237,280,248                  73,706,596                 88,773,965
Net asset value, offering and redemption
~~price per share, all classes
~~(net assets/shares)..................  $              1.00          $             1.00        $              1.00
                                          ==================           =================         ==================

* Including repurchase agreements amounting to $12,000,000 and $160,300,000 for the Cortland General Money Market Fund and~U.S. Government Fund, respectively.















--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2002

================================================================================



                                             Cortland General           U.S. Government            Municipal Money
                                            Money Market Fund                Fund                    Market Fund
                                            -----------------           ---------------            ---------------


INVESTMENT INCOME


 Interest Income.........................   $      73,822,154          $      5,521,455           $      3,496,236
                                             ----------------           ---------------            ---------------

 Expenses:

    Management fee--Note 3(a)............          16,909,137                 1,540,447                  1,081,480

    Distribution support and services
    ~~----Note 3(c):

        Cortland shares..................           2,495,631                   322,204                    154,208

        Live Oak shares..................           2,488,639                   151,353                    163,356

    Other expenses.......................             358,149                    55,059                     36,719
                                             ----------------           ---------------            ---------------

        Total Expenses...................          22,251,556                 2,069,063                  1,435,763

   Expenses waived by
   ~~Distributor--Note 3(c)..............   (          51,046)~        (          6,230)~        (          18,505)~
                                             ----------------           ---------------           ----------------

        Net Expenses.....................          22,200,510                 2,062,833                  1,417,258
                                             ----------------           ---------------           ----------------

 Net Investment Income ..................          51,621,644                 3,458,622                  2,078,978



NET REALIZED GAIN
~~~ON INVESTMENTS

 Net realized gain (loss) on investments.              21,770                   537,225                        -0-
                                             ----------------           ---------------           ----------------

 Increase in net assets from operations..   $      51,643,414          $      3,995,847          $       2,078,978
                                             ================           ===============           ================











--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                     Cortland General                    U.S. Government                    Municipal Money
                                    Money Market Fund                          Fund                           Market Fund
                              ------------------------------       ----------------------------       ----------------------------
                               For the Year Ended March 31,        For the Year Ended March 31,       For the Year Ended March 31,

                                   2002             2001               2002            2001               2002            2001
                              -------------    -------------       ------------    ------------       ------------    ------------

 Operations:
 Net investment income...... $   51,621,644   $  101,528,279      $   3,458,622   $   7,877,674      $   2,078,978   $   6,434,259

 Net realized gain on
      investments...........         21,770        1,650,279            537,225         119,062             -0-      (         500)
                             --------------   --------------      -------------   -------------      -------------   -------------
 Increase in net assets
      from operations.......     51,643,414      103,178,558          3,995,847       7,996,736          2,078,978       6,433,759
 Distributions
    to shareholders from:
 Net investment income:
   Cortland shares.......... (   21,313,374)  (   44,712,969)    (    2,157,452)  (   3,330,640)    (      883,280)+ (   1,924,835)+
   Live Oak shares.......... (   30,308,270)  (   57,240,644)    (    1,702,957)  (   3,493,979)    (    1,195,698)+ (   2,091,043)+
   Bradford shares..........         -0-              -0-                -0-      (   1,101,146)            -0-      (   2,418,381)+
 Realized gains:
   Cortland shares.......... (        8,486)  (          788)    (        2,113)         -0-                -0-             -0-
   Live Oak shares.......... (       13,284)           1,171)    (          640)         -0-                -0-             -0-
 Capital share
   transactions net(Note 4):
   Cortland shares..........    525,271,454   (      347,016)       176,072,008      13,245,148          5,890,272       7,104,580
   Live Oak shares.......... (   10,843,093)     264,718,161     (      794,144)      4,416,473         13,898,457      20,738,950
   Bradford shares..........          -0-             -0-                -0-      (  56,647,774)            -0-      ( 158,455,583)
                              -------------    -------------      -------------    ------------      -------------    ------------

 Total increase (decrease)..    514,428,361      265,594,131        175,410,549   (  38,915,182)        19,788,729   ( 130,612,553)
 Net assets:


 Beginning of year..........  2,082,597,532    1,817,003,401        145,931,575     184,846,757        136,754,514     267,367,067
                              -------------   --------------      -------------    ------------      -------------    ------------

 End of year................ $2,597,025,893   $2,082,597,532      $ 321,342,124   $ 145,931,575     $  156,543,243   $ 136,754,514
                              =============   ==============      =============   =============      =============    ============

 Undistributed net
     investment income...... $       -0-      $       -0-         $     213,788   $     595,884     $       -0-      $      -0-


+ Designated as exempt-interest dividends for regular federal income tax purposes.



--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Each of the Funds currently has two classes of stock authorized, Cortland shares and Live Oak shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. In all other respects, the Cortland shares and Live Oak shares represent the same interest in the income and assets of the Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. The Company accounts separately for the assets, liabilities and operations of each Fund.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31, 2002, there were 8,035,576 Pilgrim Shares outstanding included in the Cortland shares.

It is anticipated that in June 2002 the sponsor of the Live Oak Shares will redeem all of the outstanding shares of such class from each of the respective portfolios.

Note   2-Significant   Accounting   Policies:

(a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by Reich & Tang Asset Management, LLC (the Advisor), subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times.~In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

(c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
Note 2-Significant Accounting Policies: (Continued)

(d) Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes are required. At March 31, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes. At March 31, 2002, the U.S. Government Fund and the Municipal Fund had unused capital loss carryforwards of approximately $19,691 and $12,676, respectively. $19,691 will expire in the year 2004 for the U.S. Government Fund, and $11,869 and $807 will expire in the years 2003 and 2009, respectively for the Municipal Fund. During the period ended March 31, 2002 as a result of permanent book to tax differences, the U.S. Government Fund increased undistributed net investment income by $19,691 and increased accumulated net realized losses by $19,691. The results of operations and net assets were not affected by this reclassification.

The tax character of the General Fund's and the U.S. Government Fund's distributions during the fiscal periods ending March 31, 2002 and March 31, 2001, respectively, was ordinary income. The tax character of the Municipal Fund's distributions during the fiscal periods ending March 31, 2002 and March 31, 2001, respectively, was tax exempt income.

Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $15,000 for services as a director and a fee of $2,000 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 3-Management Fee and Other Transactions With Affiliates: (Continued)

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.

During the year ended March 31, 2002, the Distributor voluntarily waived Distribution support and services fees of $51,046 for the Cortland shares of the Cortland General Fund.

During the year ended March 31, 2002, the Distributor waived Distribution support and services fees of $6,230 for the Cortland shares of the U.S. Government Fund.

During the year ended March 31, 2002, the Distributor waived Distribution support and services fees of $18,505 for the Cortland shares of the Municipal Fund.

Note 4-Capital Share Transactions:

At March 31, 2002, 6 billion shares of $.001 par value shares of the Company were authorized, of which 2.5 billion are designated as Cortland General Fund shares, 1.5 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                           Cortland General Money                                                       Municipal Money
                                  Market Fund                   U.S. Government Fund                      Market Fund
                         -----------------------------       -------------------------------       -----------------------------
                         For the Year Ended March 31,         For the Year Ended March 31,         For the Year Ended March 31,
                             2002             2001                2002             2001                2002             2001
                         -------------   -------------       --------------   --------------       -------------   ------------
Cortland Shares
Shares sold............  4,315,119,576   2,907,473,920          741,650,664      202,620,797         242,634,416    249,986,921
Dividends reinvested...     21,464,027      44,613,504            2,168,955        3,321,307             890,512      1,918,947
                         -------------   -------------       --------------   --------------       -------------   ------------
                         4,336,583,603   2,952,087,424          743,819,619      205,942,104         243,524,928    251,905,868
Shares redeemed........ (3,811,312,149) (2,952,434,440)     (   567,747,611) (   192,696,956)     (  237,634,656) ( 244,801,288)
                         -------------   -------------       --------------   --------------       -------------   ------------
Net increase (decrease)    525,271,454  (      347,016)         176,072,008       13,245,148           5,890,272      7,104,580
                         =============   =============       ==============   ==============       =============   ============









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

Note 4-Capital Share Transactions: (Continued)

                           Cortland General Money                                                        Municipal Money
                                  Market Fund                   U.S. Government Fund                       Market Fund
                         -----------------------------       -------------------------------       -----------------------------
                         For the Year Ended March 31,         For the Year Ended March 31,         For the Year Ended March 31,
                             2002             2001                2002             2001                2002             2001
                         -------------   -------------       --------------   --------------       -------------   ------------
Live Oak Shares
Shares sold..........    4,527,186,374   5,024,050,120          213,270,371      251,334,986         279,565,420     302,107,768
Dividends reinvested.       30,578,850      57,094,281            1,717,140       ~3,486,429           1,204,968       2,084,514
                         -------------   -------------       --------------   --------------       -------------   -------------
                         4,557,765,224   5,081,144,401          214,987,511      254,821,415         280,770,388     304,192,282
Shares redeemed......   (4,568,608,317) (4,816,426,240)     (   215,781,655) (   250,404,942)     (  266,871,931) (  283,453,332)
                         -------------   -------------       --------------   --------------       -------------   -------------
Net increase (decrease) (   10,843,093)    264,718,161      (       794,144)       4,416,473          13,898,457      20,738,950
                         =============   =============       ==============   ==============       =============   =============


The components of net assets at March 31, 2002 are as follows:




                           Cortland General Money                                                Municipal Money
                                 Market Fund                 U.S. Government Fund                  Market Fund
                           ----------------------            --------------------            ----------------------
                               March 31, 2002                   March 31, 2002                   March 31, 2002
                              ---------------                  ----------------                ------------------
Paid-in capital............   $2,597,025,893                    $  321,148,027                   $  156,559,449
Accumulated net
   realized losses.........          -0-                         (      19,691)                   (      16,206)
Undistributed net
   investment income.......          -0-                               213,788                          -0-
                               -------------                     -------------                    -------------
Total net assets...........   $2,597,025,893                    $  321,342,124                   $  156,543,243
                               =============                     =============                    =============








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
Note 5-Financial Highlights:

                                                       Cortland General Money Market Fund
                                      -------------------------------------------------------------------
                                                                Cortland Shares
                                      -------------------------------------------------------------------
                                                         For the Year Ended March 31,
                                      -------------------------------------------------------------------
                                        2002         2001            2000           1999           1998
                                      --------     --------       ---------       --------       --------
Per Share Operating Performance:
(for a share outstanding
    throughout the year)
Net asset value,
     beginning of year.............   $  1.00      $  1.00        $   1.00        $  1.00        $  1.00
                                      --------     --------       ---------       --------       --------

Income from investment operations:
Net investment income..............      0.024        0.054           0.045          0.045          0.047
Net realized and unrealized
  gain/(loss) on investments.......     --           --              --              0.001       (  0.001)
                                      --------     --------       ---------       --------       --------
Total from investment operations...      0.024        0.054           0.045          0.046          0.046
Less distributions:
Dividends from net
  investment income................   (  0.024)    (  0.054)      (   0.045)      (  0.045)      (  0.047)
                                      --------     --------       ---------       --------       --------
Total distributions................   (  0.024)    (  0.054)      (   0.045)      (  0.045)      (  0.047)
                                      --------     --------       ---------       --------       --------
Net asset value, end of year.......   $  1.00      $  1.00        $   1.00        $  1.00        $  1.00
                                      ========     ========       =========       ========       ========

Total Return.......................      2.43%        5.55%           4.60%          4.56%          4.77%

Ratios/Supplemental Data
Net assets,
     end of year (000's omitted)...   $1,359,746  $ 834,474      $  834,259      $ 659,890      $ 505,442

Ratios to average net assets:
  Expenses.........................      1.00%        1.00%           0.97%          1.00%          0.99%
  Net investment income............      2.14%        5.37%           4.54%          4.41%          4.67%
Management and Distribution support
  and service fees waived..........      0.01%        0.02%           0.05%          0.03%          0.04%











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
Note 5-Financial Highlights: (Continued)

                                                       Cortland General Money Market Fund
                                      -------------------------------------------------------------------
                                                                Live Oak Shares
                                      -------------------------------------------------------------------
                                                         For the Year Ended March 31,
                                      -------------------------------------------------------------------
                                        2002         2001            2000           1999           1998
                                      --------     --------       ---------       --------       --------
Per Share Operating Performance:
(for a share outstanding
    throughout the year)
Net asset value,
     beginning of year.............   $  1.00      $  1.00        $   1.00        $  1.00        $  1.00
                                      --------     --------       ---------       --------       --------

Income from investment operations:
Net investment income..............      0.024        0.054           0.045          0.045          0.048
Net realized and unrealized
  gain/(loss) on investments.......      --           --              --             0.001       (  0.001)
                                      --------     --------       ---------       --------       --------
Total from investment operations...      0.024        0.054           0.045          0.046          0.047
Less distributions:
Dividends from net
  investment income................   (  0.024)    (  0.054)      (   0.045)      (  0.045)      (  0.047)
                                      --------     --------       ---------       --------       --------
Total distributions................   (  0.024)    (  0.054)      (   0.045)      (  0.045)      (  0.047)
                                      --------     --------       ---------       --------       --------
Net asset value, end of year.......   $  1.00      $  1.00        $   1.00         $  1.00        $  1.00
                                      ========     ========       =========       ========       ========

Total Return.......................      2.47%        5.59%           4.63%          4.59%          4.84%

Ratios/Supplemental Data
Net assets,
     end of year (000's omitted)...   $1,237,280   $1,248,123      $  982,744      $ 812,816      $ 609,818

Ratios to average net assets:
Expenses...........................      0.97%        0.96%           0.94%          0.98%          0.91%
Net investment income..............      2.44%        5.40%           4.57%          4.43%          4.78%
Management and Distribution support
     and service fees waived.......      0.00%        0.01%           0.03%          0.00%          0.05%










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 5-Financial Highlights: (Continued)

                                                            U.S. Government Fund
                                      --------------------------------------------------------------------
                                                               Cortland Shares
                                      --------------------------------------------------------------------
                                                         For the Year Ended March 31,
                                      --------------------------------------------------------------------
                                        2002         2001            2000           1999           1998
                                      ---------    ---------      ---------       ---------      ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the year)
Net asset value,
  beginning of year................   $  1.00      $  1.00        $  1.00         $  1.00        $  1.00
                                      ---------    ---------      ---------       ---------      ---------

Income from investment operations:
Net investment income..............      0.022        0.052          0.043           0.042          0.046
Net realized and unrealized
  (loss) on investments............      --           --             --              0.001       (  0.001)
                                      ---------    ---------      ---------       ---------      ---------
Total from investment operations...      0.022        0.052          0.043           0.043          0.045
Less distributions:
Dividends from net
  investment income................   (  0.022)    (  0.052)      (  0.043)       (  0.042)      (  0.045)
                                      ---------    ---------      ---------       ---------      ---------
Total distributions................   (  0.022)    (  0.052)      (  0.043)       (  0.042)      (  0.045)
                                      ---------    ---------      ---------       ---------      ---------
Net asset value, end of year.......   $  1.00      $  1.00        $  1.00         $  1.00        $  1.00
                                      =========     ========      =========       =========      =========

Total Return.......................      2.23%        5.37%          4.35%           4.33%          4.61%

Ratios/Supplemental Data
Net assets,
  end of year (000's omitted)......   $ 247,591   $   71,400     $   58,121      $   64,438    $    48,069

Ratios to average net assets:
Expenses...........................      1.03%        1.00%          0.88%           1.00%          0.81%
Net investment income..............      1.47%        5.26%          4.38%           4.18%          4.58%
Management and Distribution support
  and service fees waived..........      0.00%        0.03%          0.16%           0.04%          0.25%








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
Note 5-Financial Highlights: (Continued)

                                                                  U.S. Government Fund
                                            --------------------------------------------------------------------
                                                                     Live Oak Shares
                                            --------------------------------------------------------------------
                                                               For the Year Ended March 31,
                                            --------------------------------------------------------------------
                                               2002         2001            2000           1999           1998
                                            ---------    ---------      ---------       ---------      ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the year)
Net asset value,
  beginning of year.................        $  1.00      $  1.00        $  1.00         $  1.00        $  1.00
                                            ---------    ---------      ---------       ---------      ---------

Income from investment operations:
Net investment income...............           0.022        0.053          0.043           0.043          0.049
Net realized and unrealized
  (loss) on investments.............           --           --             --              0.001       (  0.001)
                                            ---------    ---------      ---------       ---------      ---------
Total from investment operations....           0.022        0.053          0.043           0.044          0.048
Less distributions:
Dividends from net
  investment income.................        (  0.022)    (  0.053)      (  0.043)       (  0.043)      (  0.046)
                                            ---------    ---------      ---------       ---------      ---------
Total distributions.................        (  0.022)    (  0.053)      (  0.043)       (  0.043)      (  0.046)
                                            ---------    ---------      ---------       ---------      ---------
Net asset value, end of year........        $  1.00      $  1.00        $  1.00         $  1.00        $  1.00
                                            ========     =========      =========       =========      =========

Total Return........................           2.27%        5.46%          4.43%           4.42%          4.75%

Ratios/Supplemental Data
Net assets,
  end of year (000's omitted).......        $   73,751   $   74,531     $   70,080      $   78,987     $   66,829

Ratios to average net assets:
Expenses............................           0.98%        0.91%           0.79%          0.91%          0.68%
Net investment income...............           2.06%        5.26%           4.45%          4.29%          4.89%
Management and Distribution support
  and service fees waived...........           0.00%        0.07%           0.18%          0.08%          0.24%






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
Note 5-Financial Highlights: (Continued)




                                                           Municipal Money Market
                                    ----------------------------------------------------------------
                                                              Cortland Shares
                                    ----------------------------------------------------------------
                                                       For the Year Ended March 31,
                                    ----------------------------------------------------------------
                                      2002          2001          2000          1999          1998
                                    --------      --------      --------      --------      --------
Per Share Operating Performance:
(for a share outstanding
    throughout the year)
Net asset value,
     beginning of year............. $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                    --------      --------      --------      --------      --------
Income from investment operations:
Net investment income..............    0.015         0.031         0.026         0.025         0.028
                                    --------      --------      --------      --------      --------
Total from investment operations...    0.015         0.031         0.026         0.025         0.028
Less distributions:
Dividends from net
  investment income................ (  0.015)     (  0.031)     (  0.026)     (  0.025)     (  0.028)
                                    --------      --------      --------      --------      --------
Total distributions................ (  0.015)     (  0.031)     (  0.026)     (  0.025)     (  0.028)
                                    --------      --------      --------      --------      --------
Net asset value, end of year....... $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                    ========      ========      ========        =======     ========

Total Return.......................    1.48%         3.17%         2.58%         2.56%         2.81%

Ratios/Supplemental Data
Net assets,
     end of year (000's omitted)... $  67,782     $  61,891     $  59,792     $  49,234     $  47,780

Ratios to average net assets:
Expenses...........................    1.00%         1.00%         1.00%         1.00%         1.01%
Net investment income..............    1.43%         3.06%         2.55%         2.51%         2.81%
Management and Distribution support
     and service fees waived.......    0.03%         0.03%         0.03%         0.04%         0.00%
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
Note 5-Financial Highlights: (Continued)




                                                           Municipal Money Market
                                    ----------------------------------------------------------------
                                                              Live Oak Shares
                                    ----------------------------------------------------------------
                                                       For the Year Ended March 31,
                                    ----------------------------------------------------------------
                                      2002          2001          2000          1999          1998
                                    ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
(for a share outstanding
 throughout the year)
Net asset value,
 beginning of year................. $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                    ---------     ---------     ---------     ---------     ---------

Income from investment operations:
  Net investment income............    0.015         0.031         0.026         0.026         0.029
                                    ---------     ---------     ---------     ---------     ---------
Total from investment operations...    0.015         0.031         0.026         0.026         0.029
Less distributions:
  Dividends from net
   investment income............... (  0.015 )    (  0.031 )    (  0.026 )    (  0.026 )    (  0.029 )
                                    ---------     ---------     ---------     ---------     ---------
Total distributions................ (  0.015 )    (  0.031 )    (  0.026 )    (  0.026 )    (  0.029 )
                                    ---------     ---------     ---------     ---------     ---------
Net asset value, end of year....... $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                    =========     =========     =========     =========     =========

Total Return.......................    1.50%         3.19%         2.60%         2.60%         2.93%

Ratios/Supplemental Data
Net assets,
 end of year (000's omitted)....... $  88,761     $  74,864     $  54,132     $  70,124     $  67,697

Ratios to average net assets:
  Expenses.........................    0.98%         0.98%         0.98%         0.95%         0.90%
  Net investment income............    1.46%         3.09%         2.56%         2.57%         2.86%
Management and Distribution support
 and service fees waived...........    0.00%         0.00%         0.00%         0.03%         0.07%








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================



Shareholders and Board of Directors
Cortland Trust, Inc.




We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Cortland Trust, Inc. (comprising, respectively, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund) as of March 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Cortland Trust, Inc. at March 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the indicated years, in conformity with accounting principles generally accepted in the United States.



 May 17, 2002
 New York, New York                               /s/Ernst & Young LLP






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================


                                         Directors and Officers Information
                                                  March 31, 2002+

-----------------------------------------------------------------------------------------------------------------------------

                       Position(s)       Term of      Principal Occupation(s)   Number of Portfolios in       Other
  Name, Address1,       Held with        Office2            During Past            Fund Complex           Directorships
      and Age             Fund        and Length of           5 Years           Overseen by Director or      held by
                                       Time Served                                     Officer               Director
-----------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
-----------------------------------------------------------------------------------------------------------------------------
Albert R. Dowden,    Chairman,        Director/       Corporate                 Director of three       Director/Trustee
Age 60               Director and     Trustee since   director/trustee for      portfolios              of Magellan
                     Member of the    1984            Magellan Insurance                                Insurance
                     Audit and                        Company, DHJ Media,                               Company, DHJ
                     Nominating                       Inc., Rotary Power                                Media, Inc.,
                     Committee                        International and AIM                             Rotary Power
                                                      Funds.  Formerly                                  International
                                                      President and CEO of                              and the AIM
                                                      Volvo Group North                                 Funds.
                                                      America, Inc. from
                                                      1974 to 1998.
-----------------------------------------------------------------------------------------------------------------------------
William Lerner,      Director and     Director,       Self-employed attorney    Director of three       Director of
Esq., Age 65         Member of the    since 2000      for the five-year         portfolios              Rent-Way, Inc.,
                     Audit and                        period ended December                             Seitel, Inc., and
                     Nominating                       31, 2001.                                         Micros-to-Mainframes,
                     Committee                                                                          Inc.
-----------------------------------------------------------------------------------------------------------------------------
James L. Schultz,    Director and     Director/       Currently                 Director of three       N/A
Age 65               Member and       Trustee since   self-employed as a        portfolios
                     Chairman of      1984            consultant.  Formerly
                     the Audit and                    President of Computer
                     Nominating                       Research Inc. from
                     Committee                        1975 to 2001.
-----------------------------------------------------------------------------------------------------------------------------


1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth
  Ave, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Fund")
  directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

                                                 Directors and Officers Information
                                                     March 31, 2002+ (continued)
------------------------------------- ---------------  ----------------------------------------------------------------------
                        Position(s)   Term of Office2  Principal Occupation(s)    Number of Portfolios in     Other
                         Held with    and Length of          During Past              Fund Complex        Directorships
     Name, Address1,       Fund        Time Served             5 Years            Overseen by Director       held by
         and Age                                                                         or Officer          Director
-----------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-----------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,        President     Director/Officer,Manager and President of    Director/Trustee and/or      N/A
Age 48                 and           since 1996       Reich & Tang Asset          Officer of seventeen
                       Director3                      Management, LLC ("RTAM,     other portfolios
                                                      LLC"), a registered
                                                      Investment Advisor.
                                                      Associated with RTAM, LLC
                                                      since 1994.
-----------------------------------------------------------------------------------------------------------------------------
Carl Frischling,       Director4     Director,        Partner of Kramer Levin     Director or three       Director of the
Esq., Age 65                         since 1998       Naftalis & Frankel LLP (a   portfolios              AIM Funds.
                                                      lawfirm) with which he has
                                                      been associated with since
                                                      1994.
----------------------------------------------------------------------------------------------------------------------------
Richard De Sanctis,    Vice          Officer,         Executive Vice President,   Officer of seventeen         N/A
Age 45                 President,    since 1989       CFO and Treasurer of RTAM,  portfolios
                       Treasurer                      LLC.  Associated with RTAM,
                       and                            LLC since 1990.
                       Assistant
                       Secretary
----------------------------------------------------------------------------------------------------------------------------
Molly Flewharty,       Vice          Officer,         Senior Vice President of    Officer of                   N/A
Age 51                 President     since 1991       RTAM, LLC. Associated with  seventeen portfolios
                                                      RTAM, LLC since 1977
----------------------------------------------------------------------------------------------------------------------------
Rosanne Holtzer,       Secretary     Officer,         Senior Vice President of    Officer of seventeen         N/A
Age 37                 and           since 1998       RTAM, LLC.  Associated with portfolios
                       Assistant                      RTAM, LLC since 1986.
                       Treasurer
----------------------------------------------------------------------------------------------------------------------------
Dana E. Messina,       Vice          Officer,         Executive Vice President of Officer of                   N/A
Age 45                 President     since 1991       RTAM, LLC.  Associated with fifteen portfolios
                                                      RTAM, LLC since 1980.
----------------------------------------------------------------------------------------------------------------------------
Ruben Torres, Age      Vice          Officer,         Vice President of RTAM,     Officer of three             N/A
52                     President     since 1986       LLC.  Associated with RTAM, portfolios
                       and                            LLC since 1991.
                       Assistant
                       Secretary
----------------------------------------------------------------------------------------------------------------------------

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth
  Ave, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

3 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

4 Carl Frischling, Esq. is deemed an interested person of the Fund due to his affiliation with Kramer Levin
  Naftalis & Frankel LLP, counsel to the Fund and the independent directors.

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Fund")
  directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.


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                                    CORTLAND
                                   TRUST, INC.






















                                    Annual Report
                                   March 31, 2002






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